FAIR VALUE MEASUREMENTS (Narrative) (Details)	6 Months Ended
Jun. 30, 2025
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Margin range	11.80%
Revenue growth rate	10.60%
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Margin range	12.50%
Revenue growth rate	28.90%